Financial assets and liabilities - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (2,935,601)	R$ (2,848,721)
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	649,107	1,861,070
Marketable securities [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	97,005
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	71,555	35,807
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(417,312)	(691,312)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(15,949,122)	(24,263,167)
Leases [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(2,043,650)	(2,121,304)
Consideration payable [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(195,057)	(246,256)
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 14,851,873	R$ 22,576,441